Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the three months period ended March 31, 2020 and 2019 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	March 31, 2019
(Increase) decrease in accounts receivables	(264)	23
(Increase) in prepaid expenses	(12)	(20)
(Decrease)in trade payables and accrued liabilities	(17)	(36)
Total changes in working capital	(293)	(33)